Organization (Tables)	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Principal Subsidiaries Variable Interest Entities and Subsidiaries of Variable Interest Entities

As of December 31, 2020, the Company’s principal subsidiaries, variable interest entities, and subsidiaries of the variable interest entities, are as follows:

Name	Date of establishment/ acquisition	Place of establishment	Percentage of equity interest attributable to the Company	Principal activities
Stack Midco Limited	November 27, 2018	Cayman	100%	Investment holding
Suzhou Stack Data Technology Company Limited (“Suzhou Stack”)*	December 10, 2018	PRC	100%	Provision of technical and consulting services
Hebei Stack Data Technology Company Limited (“Hebei Stack”)*	July 10, 2019	PRC	100%	Provision of technical and consulting services
Chindata (Xiamen) Science and Technology Co., Ltd.	April 26, 2019	PRC	100%	Provision of technical and consulting services
Chindata (Hebei) Co., Ltd.	April 26, 2019	PRC	100%	Provision of technical and consulting services
Datong Qinhuai Data Company Limited	April 26, 2019	PRC	100%	Provision of technical and consulting services
Bridge Data Centres Malaysia Sdn Bhd	November 1, 2017	Malaysia	100%	Provision of IDC colocation rental services
Variable interest entities:
Sitan (Beijing) Data Technology Company Limited (“Beijing Sitan”)	December 19, 2018	PRC	Nil	Provision of IDC colocation services
Hebei Qinshu Information Technology Company Limited (“Hebei Qinshu”)	July 10, 2019	PRC	Nil	Provision of IDC colocation services
Variable interest entities’ subsidiaries:
Chindata (Beijing) Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Sidake Hebei Data Technology Company Limited	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Datong Sitan Data Science and Technology Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Chindata (Shenzhen) Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services

*	each or collectively referred to as the “WFOE”.

Schedule of Assets Liabilities and Result of Operations and Cash Flow of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Current assets
Cash and cash equivalents	78,706	251,589	38,558
Accounts receivable, net	281,619	399,451	61,219
Amounts due from subsidiaries of the Group	299,240	229,845	35,225
Value added taxes recoverable	11,911	3,367	516
Amounts due from related parties	88,929	35	5
Prepayments and other current assets	3,591	5,715	876
Total current assets	763,996	890,002	136,399
Non-current assets
Property and equipment, net	70,872	64,727	9,920
Operating lease right-of-use assets	251,193	239,155	36,652
Intangible assets	22,706	20,251	3,104
Amounts due from subsidiaries of the Group	300,000	300,000	45,977
Deferred tax assets	—	10,598	1,624
Other non-current assets	8,175	8,783	1,346
Total non-current assets	652,946	643,514	98,623
Total assets	1,416,942	1,533,516	235,022
Current liabilities
Accounts payable	19,569	31,694	4,857
Income taxes payable	174	1,288	197
Amounts due to subsidiaries of the Group	997,535	1,124,418	172,325
Amounts due to related parties	14,539	—	—
Current portion of operating lease liabilities	37,401	38,054	5,832
Accrued expenses and other current liabilities	35,828	31,231	4,786
Total current liabilities	1,105,046	1,226,685	187,997
Non-current liabilities
Operating lease liabilities	217,321	204,305	31,311
Deferred tax liabilities	5,206	3,131	480
Other non-current liabilities	4,406	4,977	763
Total non-current liabilities	226,933	212,413	32,554
Total liabilities	1,331,979	1,439,098	220,551

	For the year ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Revenue	712,115	1,706,086	261,469
Net income (loss)	29	(52,771)	(8,088)
Net cash generated from operating activities	80,433	122,772	18,816
Net cash used in investing activities	(14,762)	(12,115)	(1,857)